Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
General and administrative costs, to related parties	$ 27,000	$ 323,665	$ 54,000	$ 363,601	$ 362,631	$ 833,612